ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

May 19, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Trust, attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 41 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of adding a new series, the Topturn OneEighty Fund, to the Trust.

If you have any questions, please do not hesitate to contact me at: 513.587.3454.

Very truly yours,

/s/ Bo J. Howell

Bo J. Howell
Secretary of the Trust